Fees Summary	May 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 63,053,050.88
Total Fee Amount	8,707.63
Total Offset Amount	0
Net Fee	$ 8,707.63
Offset Table N/A	N/A